FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Exchange Rate Risk (Details) - USD ($)	Dec. 31, 2018	Oct. 31, 2018	Dec. 31, 2017	May 27, 2015
Non deliverable forward contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		$ 5,900,000,000
Net investment hedge
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 1,000,000,000		$ 1,000,000,000
Net investment hedge | Cross Currency Swap, 1,000 Notional Amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 1,000,000,000			$ 1,000,000,000